NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation, Stock Options, Activity (Details)			9 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	23,421,544		23,421,544
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	23,421,544	16,000,000	23,421,544
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.06	$ 0.06	$ 0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 2 days	2 years 2 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares			7,421,544
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.05
Weighted Average Remaining Contractual Life (Years)			4.31
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	23,421,544		23,421,544
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.06		$ 0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	$ 0		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number | shares	23,421,544		23,421,544
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.06		$ 0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 0		$ 0
Omnibus Stock Grant And Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	4,600,000	3,850,000	4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.05	$ 0.05	$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 7 months 2 days	2 years 10 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 12,650	$ 10,588	$ 12,650
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares			750,000
Weighted Average Remaining Contractual Life (Years)	3.67
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value	$ 2,063
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	4,600,000		4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.05		$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	$ 12,650		$ 12,650
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number | shares	4,600,000		4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.05		$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 12,650		$ 12,650
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.05